Fair Value Measurements	9 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
HCM II Acquisition Corp
Schedule of Company's Assets that are Measured at Fair Value [Line Items]
Fair Value Measurements

NOTE 8. FAIR VALUE MEASUREMENTS

The fair value of the Company’s financial assets and liabilities reflects management’s estimate of amounts that the Company would have received in connection with the sale of the assets or paid in connection with the transfer of the liabilities in an orderly transaction between market participants at the measurement date. In connection with measuring the fair value of its assets and liabilities, the Company seeks to maximize the use of observable inputs (market data obtained from independent sources) and to minimize the use of unobservable inputs (internal assumptions about how market participants would price assets and liabilities). The following fair value hierarchy is used to classify assets and liabilities based on the observable inputs and unobservable inputs used in order to value the assets and liabilities:

Level 1:

Quoted prices in active markets for identical assets or liabilities. An active market for an asset or liability is a market in which transactions for the asset or liability occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

Level 2:

Observable inputs other than Level 1 inputs. Examples of Level 2 inputs include quoted prices in active markets for similar assets or liabilities and quoted prices for identical assets or liabilities in markets that are not active.

Level 3:	Unobservable inputs based on assessment of the assumptions that market participants would use in pricing the asset or liability.

The following tables present information about the Company’s assets that are measured at fair value on September 30, 2025 and December 31, 2024, and indicate the fair value hierarchy of the valuation inputs the Company utilized to determine such fair value:

	Fair Value Measured as of September 30, 2025
	Level 1	Level 2	Level 3	Total
Assets
Money market mutual fund held in Trust Account	$242,642,972	$—	$—	$242,642,972
Liabilities:
Forward purchase agreement liability	$—	$—	$—	$—

	Fair Value Measured as of December 31, 2024
	Level 1	Level 2	Level 3	Total
Assets
Money market mutual fund held in Trust Account	$235,193,585	$—	$—	$235,193,585

Forward Purchase Agreement Liability

In order to calculate the fair value of the forward purchase agreement derivative liability, the Company utilized the following inputs:

	March 26,
	2025
	(Initial	September 30,
	measurement)	2025
Probability of business combination	90%	99%
Underlying ordinary share price	$10.80	$16.41
Term (years)	0.42	0.08
Risk-free rate	4.28%	4.20%
Volatility	10.73%	77.5%

The following table presents the changes in the fair value of the forward purchase agreement (“FPA”) derivative liability:

FPA
Fair value as of March 26, 2025 (initial measurement)	$893,425
Change in fair value	(223,693)
Fair value as of March 31, 2025	669,732
Change in fair value	387,392
Fair value as of June 30, 2025	1,057,124
Change in fair value	(1,057,124)
Fair value as of September 30, 2025	$—

The change in the fair value of the forward purchase agreement liability for the nine months ended September 30, 2025 is $893,425. There was no forward purchase agreement liability for the nine months ended September 30, 2024.

There were no transfers between fair value levels during the period ended September 30, 2025 and for the year ended December 31, 2024.

NOTE 9. FAIR VALUE MEASUREMENTS

The fair value of the Company’s financial assets and liabilities reflects management’s estimate of amounts that the Company would have received in connection with the sale of the assets or paid in connection with the transfer of the liabilities in an orderly transaction between market participants at the measurement date. In connection with measuring the fair value of its assets and liabilities, the Company seeks to maximize the use of observable inputs (market data obtained from independent sources) and to minimize the use of unobservable inputs (internal assumptions about how market participants would price assets and liabilities). The following fair value hierarchy is used to classify assets and liabilities based on the observable inputs and unobservable inputs used in order to value the assets and liabilities:

Level 1:

Quoted prices in active markets for identical assets or liabilities. An active market for an asset or liability is a market in which transactions for the asset or liability occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

Level 2:

Observable inputs other than Level 1 inputs. Examples of Level 2 inputs include quoted prices in active markets for similar assets or liabilities and quoted prices for identical assets or liabilities in markets that are not active.

Level 3:	Unobservable inputs based on assessment of the assumptions that market participants would use in pricing the asset or liability.

NOTE 9. FAIR VALUE MEASUREMENTS (cont.)

The following table presents information about the Company’s assets that are measured at fair value on December 31, 2024, and indicates the fair value hierarchy of the valuation inputs the Company utilized to determine such fair value:

		December 31,
	Level	2024
Assets:
Money market mutual fund held in Trust Account	1	$235,193,585

The following table presents information about the Company’s assets that are measured at fair value on August 19, 2024, and indicates the fair value hierarchy of the valuation inputs the Company utilized to determine such fair value:

		August 19,
	Level	2024
Equity:
Fair value of Public Warrants for Class A ordinary shares subject to redemption allocation	3	$529,000

The fair value of Public Warrants was determined using Monte Carlo Simulation Model. The Public Warrants have been classified within shareholders’ deficit and will not require remeasurement after issuance. The following table presents the quantitative information regarding market assumptions used in the valuation of the Public Warrants:

August 19,
2024
Underlying share price	$9.98
Exercise price	$11.50
Term (years)	7.0
Risk-free rate	3.78%
Volatility	9.0%

The Company accounted for warrants issued at the IPO under equity treatment, as such, no subsequent re-measurement is required.